Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses [Abstract]
Other Expenses

15. Other Expenses

The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2012	2011
Travel, entertainment, training and recruiting	$589	$619
Insurance	339	336
Director fees	259	265
Stationary and supplies	237	228
Retail losses	142	60
Other	332	290
Total other expenses	$1,898	$1,798